Inventory - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
ZYNLONTA For R&D
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, inventories	$ 436	$ 75